DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of debt maturity
The following table provides a breakdown of debt by nature and split between current and non-current.

	At December 31,
	2024			2023
	Current	Non-current	Total	Current	Non-current	Total
	(€ thousand)
Bonds and notes	459,056	953,917	1,412,973	—	903,673	903,673
Asset-backed financing (Securitizations)	649,173	693,082	1,342,255	514,597	651,876	1,166,473
Borrowings from banks and other financial institutions	143,800	270,833	414,633	166,763	124,167	290,930
Lease liabilities	26,491	99,779	126,270	16,450	56,597	73,047
Other debt	55,757	—	55,757	43,063	—	43,063
Total debt	1,334,277	2,017,611	3,351,888	740,873	1,736,313	2,477,186

The following tables present the change in debt, indicating separately financing cash flows and other movements.

		Financing cash flows		Other movements
	Balance at December 31, 2023	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)	Translation differences	Balance at December 31, 2024
	(€ thousand)
Bonds and notes	903,673	496,145	—	13,155	—	1,412,973
Asset-backed financing (Securitizations)	1,166,473	340,499	(243,649)	461	78,471	1,342,255
Borrowings from banks and other financial institutions	290,930	225,000	(104,690)	(672)	4,065	414,633
Lease liabilities	73,047	—	(22,001)	73,429	1,795	126,270
Other debt	43,063	51,022	(41,297)	—	2,969	55,757
Total debt	2,477,186	1,112,666	(411,637)	86,373	87,300	3,351,888

		Financing cash flows		Other movements
	Balance at December 31, 2022	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)(2)	Translation differences	Balance at December 31, 2023
	(€ thousand)
Bonds and notes	1,490,319	—	(575,702)	(10,944)	—	903,673
Asset-backed financing (Securitizations)	1,105,425	151,217	(49,611)	445	(41,003)	1,166,473
Borrowings from banks and other financial institutions	113,165	250,000	(72,500)	2,891	(2,626)	290,930
Lease liabilities	57,423	—	(17,691)	34,448	(1,133)	73,047
Other debt	45,447	34,596	(35,566)	—	(1,414)	43,063
Total debt	2,811,779	435,813	(751,070)	26,840	(46,176)	2,477,186
_____________________________
(1)     Other changes in lease liabilities relate entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
(2) Includes gains of €7,940 thousand realized on the partial cash tender executed during the third quarter of 2023 on a bond due in 2025.
Disclosure of contractual undiscounted cash flows
The following tables present the contractual maturities (contractual undiscounted cash flows, including interest) of the Group’s debt based on relevant maturity groupings.

	Contractual cash flows at December 31, 2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2024 (*)
	(€ thousand)
Bonds and notes	480,802	23,075	218,525	812,804	1,535,206	1,412,973
Asset-backed financing (Securitizations)	685,427	435,082	282,283	—	1,402,792	1,342,255
Borrowings from banks and other financial institutions	152,858	53,683	234,312	—	440,853	414,633
Lease liabilities	29,182	24,390	49,052	36,912	139,536	126,270
Other debt	55,757	—	—	—	55,757	55,757
Total debt	1,404,026	536,230	784,172	849,716	3,574,144	3,351,888

	Contractual cash flows at December 31, 2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2023 (*)
	(€ thousand)
Bonds and notes	11,714	458,619	14,850	460,106	945,289	903,673
Asset-backed financing (Securitizations)	542,960	390,256	277,783	—	1,210,999	1,166,473
Borrowings from banks and other financial institutions	172,441	83,047	46,813	—	302,301	290,930
Lease liabilities	17,934	12,571	28,131	22,316	80,952	73,047
Other debt	43,063	—	—	—	43,063	43,063
Total debt	788,112	944,493	367,577	482,422	2,582,604	2,477,186
_____________________________
(*) As reported in the consolidated statement of financial position

Disclosure of debt instruments
The following table presents information relating to the revolving securitization programs.

Program	Funding Limit (2)	Amount Outstanding at December 31, 2024	Amount Outstanding at December 31, 2023	Maturity Date
	($ million)	($ million)	($ million)
Syndicated program (retail) (1)	1,050	974	977	December 2026
Program lease/retail (1)	475	420	312	November 2025
Total asset-backed financing (Securitizations)	1,525	1,394	1,289
_____________________________
(1)At December 31, 2024 the notes relating to the retail securitization program bore interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 79 basis points and the notes relating to the leasing/retail securitization program bore interest at a rate per annum equal to the aggregate of SOFR plus a margin of 70 basis points.
(2)Excluding accrued interest.
Borrowings from banks and other financial institutions

The following table presents information relating to borrowings from banks and other financial institutions.

		Amount Outstanding at December 31,
Borrowing Entity	Currency	2024	2023	Maturity Date
		(€ thousand)
Ferrari NV (1)	EUR	150,142	—	December 2028
Ferrari NV (1)	EUR	84,115	130,224	January 2026
Ferrari NV (1)	EUR	75,497	—	January 2027
Ferrari NV (1)	EUR	41,682	75,040	March 2026
Ferrari Financial Services, Inc. (2)	USD	63,181	73,153	April 2025
Ferrari SpA (3)	EUR	16	12,513
Total borrowings from banks and other financial institutions		414,633	290,930
_____________________________
(1)     Term loans bearing an average interest rate of 3.441 percent as of December 31, 2024.
(2)    Financial liabilities of FFS Inc to support financial services activities bearing interest at SOFR plus 83 basis points.
(3)    At December 31, 2023 relates to an amortized term loan repaid in June 2024. At December 31, 2024 relates to banking fees and interest.